CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Income
Facilitation fee | ¥		¥ 658,686	¥ 231,709	¥ 0
Interest income | ¥		194,855	310,289	243,169
Service charges | ¥		19,396	201,386	447,181
Property lease and management | ¥		212,026	192,221	169,765
Other income | ¥		123,644	72,600	15,810
Debt assignment income | ¥		203,409	15,646	0
Total income | ¥		1,412,016	1,023,851	875,925
Operating Costs and Expenses (Income)
Interest expense | ¥		73,206	307,191	262,762
Interest expense, related parties | ¥		156,775	162,041	41,339
Provision for credit losses | ¥		354,711	(13,443)	116,032
Product development expense | ¥		80,057	82,375	62,647
Property and management cost | ¥		117,006	112,030	109,568
Marketing expense | ¥		(178,650)	51,284	0
Selling and marketing | ¥		237,128	129,892	89,620
General and administrative | ¥		193,187	204,077	198,787
Total operating costs and expenses | ¥		1,033,420	1,035,447	880,755
Loss from continuing operations before income taxes | ¥		378,596	(11,596)	(4,830)
Income tax (benefit) provision | ¥		103,804	(878)	8,534
Loss from continuing operations | ¥		274,792	(10,718)	(13,364)
Income from discontinued operations, net of taxes | ¥		9	2,336	1,094
Net income (loss) | ¥		¥ 274,801	¥ (8,382)	¥ (12,270)
Earnings (loss) per share
Basic: Continuing operations | ¥ / shares		¥ 5.65	¥ (0.23)	¥ (0.28)
Basic: Discontinued operations | ¥ / shares		0.00	0.05	0.02
Basic: (Loss) Earnings Per Share | ¥ / shares		5.65	(0.18)	(0.26)
Diluted: Continuing operations | ¥ / shares		5.45	(0.23)	(0.28)
Diluted: Discontinued operations | ¥ / shares		0.00	0.05	0.02
Diluted: (Loss) Earnings Per Share | ¥ / shares		¥ 5.45	¥ (0.18)	¥ (0.26)
Weighted average shares outstanding
Basic | shares	48,604,738	48,604,738	47,271,473	47,113,656
Diluted | shares	50,456,098	50,456,098	47,271,473	47,113,656
USD
Income
Facilitation fee | $	$ 95,974
Interest income | $	28,391
Service charges | $	2,826
Property lease and management | $	30,893
Other income | $	18,016
Debt assignment income | $	29,638
Total income | $	205,738
Operating Costs and Expenses (Income)
Interest expense | $	10,666
Interest expense, related parties | $	22,843
Provision for credit losses | $	51,683
Product development expense | $	11,665
Property and management cost | $	17,048
Marketing expense | $	(26,030)
Selling and marketing | $	34,551
General and administrative | $	28,148
Total operating costs and expenses | $	150,574
Loss from continuing operations before income taxes | $	55,164
Income tax (benefit) provision | $	15,125
Loss from continuing operations | $	40,039
Income from discontinued operations, net of taxes | $	1
Net income (loss) | $	$ 40,040
Earnings (loss) per share
Basic: Continuing operations | $ / shares	$ 0.82
Basic: Discontinued operations | $ / shares	0.00
Basic: (Loss) Earnings Per Share | $ / shares	0.82
Diluted: Continuing operations | $ / shares	0.79
Diluted: Discontinued operations | $ / shares	0.00
Diluted: (Loss) Earnings Per Share | $ / shares	$ 0.79
Weighted average shares outstanding
Basic | shares	48,604,738	48,604,738
Diluted | shares	50,456,098	50,456,098